Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Derivative instruments	$ 5	$ 0
Liabilities:
Long-term debt, including current portion	12,655	15,162
Level 1 [Member]
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities		0
Level 2 [Member]
Liabilities:
Long-term debt, including current portion	12,655	15,162
Total liabilities		15,170
Level 3 [Member]
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities		0
Carrying Value [Member]
Liabilities:
Long-term debt, including current portion	13,339	13,196
Total liabilities		13,204
Fair Value [Member]
Liabilities:
Long-term debt, including current portion	$ 12,655	15,162
Total liabilities		15,170
Cash Flow Hedging [Member] | Level 1 [Member]
Liabilities:
Derivative instruments		0
Cash Flow Hedging [Member] | Level 2 [Member]
Liabilities:
Derivative instruments		8
Cash Flow Hedging [Member] | Level 3 [Member]
Liabilities:
Derivative instruments		0
Cash Flow Hedging [Member] | Carrying Value [Member]
Liabilities:
Derivative instruments		8
Cash Flow Hedging [Member] | Fair Value [Member]
Liabilities:
Derivative instruments		$ 8